UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number          811- 3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/10

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Active Midcap Fund
(formerly, Dreyfus New Leaders Fund)

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund
March 31, 2010 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)
Consumer Discretionary--15.1%
Advance Auto Parts	113,900 a	4,774,688
Aeropostale	235,050 b	6,776,491
American Greetings, Cl. A	35,100	731,484
Big Lots	173,200 a,b	6,307,944
Career Education	128,600 b	4,068,904
Corinthian Colleges	342,400 a,b	6,022,816
DeVry	9,300	606,360
DISH Network, Cl. A	295,100	6,143,982
Dollar Tree	88,300 b	5,229,126
GameStop, Cl. A	239,800 a,b	5,254,018
Garmin	181,700 a	6,991,816
H & R Block	38,000	676,400
Liberty Global, Cl. A	19,500 a,b	568,620
Priceline.com	22,500 a,b	5,737,500
Rent-A-Center	134,400 b	3,178,560
Ross Stores	111,800 a	5,977,946
TJX	59,900	2,546,948
TRW Automotive Holdings	33,500 b	957,430
Whirlpool	24,100	2,102,725
		74,653,758
Consumer Staples--7.4%
Coca-Cola Enterprises	35,700	987,462
ConAgra Foods	233,700	5,858,859
Dean Foods	36,600 b	574,254
Del Monte Foods	452,600	6,607,960
Estee Lauder, Cl. A	91,800	5,955,066
H.J. Heinz	34,600	1,578,106
Hershey	136,900	5,860,689
Lancaster Colony	19,700	1,161,512
Lorillard	27,300	2,054,052

Tyson Foods, Cl. A	310,000	5,936,500
		36,574,460
Energy--3.3%
Bill Barrett	14,800 b	454,508
Cimarex Energy	89,300	5,302,634
El Paso	121,800	1,320,312
Spectra Energy	343,100	7,730,043
Whiting Petroleum	20,700 b	1,673,388
		16,480,885
Financial--16.0%
Allied World Assurance Holdings	18,400	825,240
American Financial Group	177,200	5,041,340
AmeriCredit	187,600 a,b	4,457,376
Annaly Capital Management	400,900 c	6,887,462
Chimera Investment	409,800	1,594,122
Discover Financial Services	439,638	6,550,606
Endurance Specialty Holdings	72,600	2,697,090
Everest Re Group	14,800	1,197,764
Federated Investors, Cl. B	206,400 a	5,444,832
Fidelity National Financial, Cl. A	151,800	2,249,676
Fifth Third Bancorp	486,400	6,610,176
Hospitality Properties Trust	92,400 c	2,212,980
Interactive Brokers Group, Cl. A	158,600 a,b	2,561,390
Investment Technology Group	228,600 a,b	3,815,334
Moody's	236,800 a	7,044,800
Nasdaq OMX Group	189,600 b	4,004,352
PartnerRe	20,700	1,650,204
Plum Creek Timber	900 a,c	35,019
Potlatch	30,900	1,082,736
Protective Life	243,600	5,356,764
RenaissanceRe Holdings	19,000	1,078,440
SVB Financial Group	43,900 b	2,048,374
T. Rowe Price Group	30,600	1,680,858
TD Ameritrade Holding	176,600 b	3,365,996
		79,492,931
Health Care--13.0%
Cephalon	14,600 b	989,588

Endo Pharmaceuticals Holdings	129,500 b	3,067,855
Forest Laboratories	150,600 b	4,722,816
Hospira	132,300 b	7,494,795
Humana	101,100 b	4,728,447
Kinetic Concepts	5,200 a,b	248,612
King Pharmaceuticals	114,900 b	1,351,224
Laboratory Corp. of America
Holdings	18,300 a,b	1,385,493
Life Technologies	96,500 b	5,044,055
Medicis Pharmaceutical, Cl. A	160,000	4,025,600
Mednax	90,500 b	5,266,195
Mettler-Toledo International	44,600 b	4,870,320
Omnicare	246,500 a	6,973,485
Perrigo	97,400	5,719,328
Tenet Healthcare	365,000 b	2,087,800
Universal Health Services, Cl. B	19,300	677,237
Valeant Pharmaceuticals
International	132,000 a,b	5,664,120
		64,316,970
Industrial--9.0%
Alliant Techsystems	24,400 a,b	1,983,720
Carlisle Cos.	131,800	5,021,580
FTI Consulting	87,200 b	3,428,704
Hertz Global Holdings	41,700 a,b	416,583
Hubbell, Cl. B	12,900	650,547
ITT	24,300	1,302,723
Nordson	21,900	1,487,448
Oshkosh	166,000 b	6,696,440
R.R. Donnelley & Sons	322,400	6,883,240
Southwest Airlines	472,800	6,250,416
SPX	15,400	1,021,328
Toro	63,800	3,137,046
Valmont Industries	76,500	6,336,495
		44,616,270
Information Technology--17.8%
Broadridge Financial Solutions	15,100	322,838
Convergys	441,400 b	5,411,564

Cypress Semiconductor	488,800 b	5,621,200
DST Systems	65,400	2,710,830
Fairchild Semiconductor
International	451,600 b	4,809,540
Fiserv	141,200 b	7,167,312
Ingram Micro, Cl. A	48,400 b	849,420
Intuit	124,400 b	4,271,896
Jabil Circuit	228,000	3,691,320
Lexmark International, Cl. A	118,200 b	4,264,656
ManTech International, Cl. A	13,500 b	659,205
McAfee	28,200 b	1,131,666
Micros Systems	41,000 b	1,348,080
NeuStar, Cl. A	18,800 b	473,760
RF Micro Devices	1,119,300 b	5,574,114
SAIC	56,200 b	994,740
SanDisk	212,700 b	7,365,801
Seagate Technology	383,900 b	7,010,014
Sybase	14,100 b	657,342
ValueClick	18,900 b	191,646
Varian Semiconductor Equipment
Associates	147,000 b	4,868,640
VeriSign	213,400 a,b	5,550,534
Vishay Intertechnology	492,200 b	5,035,206
Western Digital	190,100 b	7,411,999
Xerox	74,551	726,872
		88,120,195
Materials--8.6%
CF Industries Holdings	8,100	738,558
Commercial Metals	292,400	4,403,544
Crown Holdings	168,000 b	4,529,280
Huntsman	298,600	3,598,130
International Paper	300,000	7,383,000
Lubrizol	69,300	6,356,196
Nalco Holding	177,500	4,318,575
Reliance Steel & Aluminum	131,100	6,454,053
Sealed Air	3,500	73,780
Worthington Industries	288,800	4,993,352

		42,848,468
Utilities--9.1%
American Water Works	10,297	224,063
Constellation Energy Group	189,700	6,660,367
Great Plains Energy	147,200	2,733,504
IDACORP	30,500	1,055,910
Integrys Energy	132,900 a	6,296,802
Northeast Utilities	43,200	1,194,048
NV Energy	62,100	765,693
Pinnacle West Capital	153,700	5,799,101
PNM Resources	81,300	1,018,689
Sempra Energy	114,800	5,728,520
TECO Energy	404,500	6,427,505
Westar Energy	139,800	3,117,540
WGL Holdings	8,900	308,385
Wisconsin Energy	78,000	3,853,980
Xcel Energy	2,900	61,480
		45,245,587
Total Common Stocks
(cost $422,967,480)		492,349,524

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,823,000)	3,823,000 [d]	3,823,000

Investment of Cash Collateral for
Securities Loaned--10.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $52,153,339)	52,153,339 [d]	52,153,339

Total Investments (cost $478,943,819)	110.6%	548,325,863
Liabilities, Less Cash and Receivables	(10.6%)	(52,420,441)
Net Assets	100.0%	495,905,422

a	Security, or portion thereof, on loan. At March 31, 2010, the total market value of the fund's securities on loan is
$57,151,142 and the total market value of the collateral held by the fund is $58,938,709, consisting of cash collateral of
$52,153,339 and U.S. Government and Agency securities valued at $6,785,370.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $478,943,819.

Net unrealized appreciation on investments was $69,382,044 of which $74,851,562 related to appreciated investment securities and $5,469,518 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	492,349,524	-	-	492,349,524
Mutual Funds	55,976,339	-	-	55,976,339

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended March 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 24, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)